Intangible Assets - Summary of Capitalized Lease Rights at Cost (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
Capital leased assets gross	$ 39.1	$ 40.0
Accumulated amortization	(5.7)	(4.8)
Net intangibles assets	33.4	35.2
Land Lease Rights [Member]
Capital Leased Assets [Line Items]
Capital leased assets gross	31.4	32.1
Jetty Lease Rights [Member]
Capital Leased Assets [Line Items]
Capital leased assets gross	$ 7.7	$ 7.9